Long-Term Debt - Schedule of Applicable Margin for LIBOR Rate Loans Depending on the Utilization Level (Details) - 2017 Credit Facility	12 Months Ended
Dec. 31, 2018
Level I
Line of Credit Facility [Line Items]
Commitment Fee	0.375%
Level II
Line of Credit Facility [Line Items]
Commitment Fee	0.375%
Level III
Line of Credit Facility [Line Items]
Commitment Fee	0.50%
Level IV
Line of Credit Facility [Line Items]
Commitment Fee	0.50%
Level V
Line of Credit Facility [Line Items]
Commitment Fee	0.50%
LIBOR Margin | Level I
Line of Credit Facility [Line Items]
Margin percentage	2.00%
LIBOR Margin | Level II
Line of Credit Facility [Line Items]
Margin percentage	2.25%
LIBOR Margin | Level III
Line of Credit Facility [Line Items]
Margin percentage	2.50%
LIBOR Margin | Level IV
Line of Credit Facility [Line Items]
Margin percentage	2.75%
LIBOR Margin | Level V
Line of Credit Facility [Line Items]
Margin percentage	3.00%
ABR Margin | Level I
Line of Credit Facility [Line Items]
Margin percentage	1.00%
ABR Margin | Level II
Line of Credit Facility [Line Items]
Margin percentage	1.25%
ABR Margin | Level III
Line of Credit Facility [Line Items]
Margin percentage	1.50%
ABR Margin | Level IV
Line of Credit Facility [Line Items]
Margin percentage	1.75%
ABR Margin | Level V
Line of Credit Facility [Line Items]
Margin percentage	2.00%